CONTINGENT LIABILITIES AND COMMITMENTS (Details) € in Thousands, ₪ in Thousands, $ in Thousands						1 Months Ended													12 Months Ended
	Jan. 07, 2019 USD ($)	Jan. 07, 2019 ILS (₪)	Nov. 04, 2018 ILS (₪)	Jul. 06, 2017 USD ($)	Mar. 03, 2016 EUR (€)	Jul. 17, 2019 ILS (₪)	Mar. 31, 2019 m²	Jul. 22, 2018 ILS (₪)	Mar. 26, 2018 ILS (₪)	Mar. 26, 2018 USD ($)	Jul. 27, 2017 USD ($)	Jul. 27, 2017 ILS (₪)	Jul. 23, 2017 USD ($)	Jul. 23, 2017 ILS (₪)	Mar. 21, 2017 USD ($)	Dec. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Jan. 31, 2016 USD ($)	Dec. 31, 2019 ILS (₪)	Oct. 01, 2018 EUR (€)	Nov. 23, 2017 ILS (₪)	Feb. 24, 2016 USD ($)	Nov. 15, 2015 ILS (₪)	May 13, 2015 ILS (₪)	Dec. 01, 2013 ILS (₪)	Oct. 29, 2009 ILS (₪)
Disclosure of non-adjusting events after reporting period [line items]
Claim alleges in damages | ₪																					₪ 5,000
Amount of lawsuits | ₪						₪ 4,000
Claim amount | ₪																			₪ 600		₪ 3,000		₪ 2,000	₪ 1,100	₪ 2,100	₪ 1,300
Amount paid under settlement agreement | ₪																			1,300
First payment for invstment															$ 200
Unpaid debt															$ 1,600
Second payment for invstment				$ 400
Third payment for invstment										$ 1,145
Lawsuit [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount of lawsuits | ₪								₪ 4,000	₪ 2,700
Mr. Iram Graiver [Member]
Disclosure of non-adjusting events after reporting period [line items]
Claiming payment of social rights and compensation | ₪														₪ 2,377
Repayment of funds | ₪												₪ 1,694
Gregory Gurtovoy and against five (former) Company directors and senior office holder [Member] | Lawsuit [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount of lawsuits | ₪			₪ 4,183
Yavne [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount paid under settlement agreement | ₪																			380
Occupied land of area | m²							3,600
Additional amount of payment | ₪																			₪ 734
Gregory Gurtovoy [Member]
Disclosure of non-adjusting events after reporting period [line items]
Fines payment | ₪		₪ 1,200
BGI and BSD [Member]
Disclosure of non-adjusting events after reporting period [line items]
Funds from different banks	$ 60,000																	$ 3,000
W Capital [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of bonds purchased	300	300
Number of bonds actually purchased	225	225
Investment of bonds	$ 10,000
Interest rate	6.00%
Maturity date	December 31, 2018	December 31, 2018
Redemption value of bonds																$ 1,800
Additional Investment in bonds																	$ 5,000
Additional Investment in past																	$ 2,250
US Dollars [Member]
Disclosure of non-adjusting events after reporting period [line items]
Claim alleges in damages																						$ 3,000
US Dollars [Member] | Mr. Iram Graiver [Member]
Disclosure of non-adjusting events after reporting period [line items]
Claiming payment of social rights and compensation													$ 634
Repayment of funds											$ 452
Euro [Member] | Valencia, Spain [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeding and ruled payment | €					€ 530
Euro [Member] | European Dairies [Member]
Disclosure of non-adjusting events after reporting period [line items]
Settelment against plaintiff’s claims | €																				€ 150